Segment Reporting - Revenues and Percentage of Consolidated Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Revenue of Significant Customer	$ 1,993,920	$ 1,830,085	$ 1,980,771
BP PLC [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenue of Significant Customer		182,500
BP PLC [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Revenue, Major Customer [Line Items]
Percentage of Revenue of Significant Customer		10.00%
Petroleo Brasileiro SA [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenue of Significant Customer	248,200	244,300	289,300
Petroleo Brasileiro SA [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Revenue, Major Customer [Line Items]
Percentage of Revenue of Significant Customer	12.00%	13.00%	15.00%
Statoil ASA [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenue of Significant Customer	$ 239,800	$ 250,500	$ 299,100
Statoil ASA [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Revenue, Major Customer [Line Items]
Percentage of Revenue of Significant Customer	12.00%	14.00%	15.00%